Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2015
Number of options
Number of options, Outstanding at beginning of year	35,199
Number of options, Granted	4,937
Number of options, Exercised	(1,842)
Number of options, Forfeited	(518)
Number of options, Expired	(66)
Number of options, Outstanding at end of year	37,710
Number of options, Vested or expected to vest at end of year	36,621
Number of options , Exercisable at end of year	19,562
Stock options grant weighted-average exercise price
Weighted-average exercise price, Outstanding at beginning of year	$ 28.95
Weighted-average exercise price, Granted	33.16
Weighted-average exercise price, Exercised	27.02
Weighted-average exercise price, Forfeited	32.03
Weighted-average exercise price, Expired	32.02
Weighted Average Exercise Price Outstanding at end of year	29.55
Weighted Average Exercise Price Vested or expected to vest at end of year	29.46
Weighted Average Exercise Price Exercisable at end of year	$ 26.98
Stock options grant Weighted-average remaining contractual life
Weighted average remaining contractual life, Outstanding at end of year	6 years 7 months 6 days
Weighted average remaining contractual life, Vested or expected to vest at end of year	6 years 6 months
Weighted average remaining contractual life, Exercisable at end of year	4 years 6 months
Stock options grant aggregate intrinsic value
Aggregate intrinsic value, outstanding, ending balance	$ 357,376
Aggregate intrinsic value,Vested or expected to vest at end of year	350,508
Aggregate intrinsic value, Exercisable at end of year	$ 235,652